Income Tax - Schedule of Net Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	€ 147,080	€ 116,069
Deferred tax liabilities, gross	277,966	225,863
Offsetting deferred tax assets	(146,963)	(116,069)
Offsetting deferred tax liabilities	(146,963)	(116,069)
Deferred tax assets on balance sheet	117		€ 4,590
Deferred tax liabilities on balance sheet	131,003	109,794	€ 92,851
Trade Receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	45	223
Deferred tax liabilities, gross	149
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	64,093	59,714
Deferred tax liabilities, gross	4,385	2,602
Other Current Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	79	30
Deferred tax liabilities, gross	2,413	125
Property, Plant and Equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	6,712	1,240
Deferred tax liabilities, gross	9,580	9,005
Right-of-use Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, gross	45,681	27,037
Intangible Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, gross	204,456	168,297
Other Current Financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	12,025	7,571
Other Current Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	2,450	674
Deferred tax liabilities, gross	926	737
Current Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	10,103	8,815
Deferred tax liabilities, gross	3,012	627
Other Non-current Financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	37,713	22,245
Deferred tax liabilities, gross	7,363	17,433
Tax Loss and Interest Carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	€ 13,861	€ 15,559